8. STOCKHOLDERS' DEFICIT (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders Deficit Tables
Number of Warrants Outstanding, Beginning	18,000,000	10,000,000	0
Number of Warrants Granted	10,200,000	18,000,000	10,000,000
Number of Warrants Exercised	(10,000,000)	(10,000,000)
Number of Warrants Cancelled/Forfeited	0	0	0
Number of Warrants Outstanding, Ending	18,200,000	18,000,000	10,000,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.001	$ 0.001
Weighted Average Exercise Price Granted	$ 0.001	$ 0.001	$ 0.001
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Cancelled/Forfeited
Weighted Average Exercise Price Outstanding, Ending	$ 0.001	$ 0.001	$ 0.001
Weighted Average Remaining Contractual Life (in years) Outstanding	2 years 7 months 6 days	2 years 10 months 24 days	9 years 10 months 24 days
Warrants Exercisable, Ending	0	18,000,000
Aggregate Intrinsic Value	$ 718,180	$ 918,000